ACCUMULATED OTHER COMPREHENSIVE INCOME OR LOSS	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
21.	ACCUMULATED OTHER COMPREHENSIVE income or LOSS

The movement of accumulated other comprehensive income or loss is as follows:

in millions of $	Foreign currency translation adjustments	Pension adjustments	Total

Balance as of December 31, 2014	(36.5)	-	(36.5)
Other comprehensive loss	(34.6)	-	(34.6)

Balance as of December 31, 2015	(71.1)	-	(71.1)
Other comprehensive loss	(59.8)	(0.3)	(60.1)

Balance as of December 31, 2016	(130.9)	(0.3)	(131.2)
Other comprehensive income (loss)	59.9	(0.2)	59.7

Balance as of December 31, 2017	(71.0)	(0.5)	(71.5)